UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	7/31/08

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Municipal Bond Fund
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.6%
Alabama University,
HR (Insured; MBIA, Inc.)	5.75	9/1/10	3,000,000 a	3,239,040
Arizona--2.4%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,909,032
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	7,810,000	7,766,264
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,425,900
California--9.9%
California,
GO	5.63	5/1/10	2,530,000 a	2,692,047
California,
GO (Insured; MBIA, Inc.)	4.25	8/1/33	3,625,000	3,092,125
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,084,400
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	6,475,000	6,290,463
California Pollution Control
Financing Authority, PCR (San

Diego Gas and Electric Company)	5.90	6/1/14	12,710,000 b,c	14,044,296
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000	5,739,056
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 a	2,582,994
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 a	2,287,430
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	3,750,000	2,768,325
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,145,000 a	3,595,427
Los Angeles Department of Water
and Power, Water System
Revenue (Insured; AMBAC)	5.00	7/1/35	10,000,000	10,006,000
Colorado--5.1%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,159,345
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/36	5,000,000	5,026,450
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	45,000	45,895
Colorado Housing Finance Authority

(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	2,580,000	2,728,737
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,083,300
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	8,250,000 a	9,279,105
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/11	6,125,000 a,d	2,106,388
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,352,906
Connecticut--3.5%
Connecticut	5.50	12/15/15	7,400,000 b,c	8,355,636
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	1,810,000	1,786,796
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 b	7,112,880
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,500,000 b	3,356,710
Delaware--.4%
Wilmington,
GO	5.00	12/1/27	2,000,000	2,063,420
Florida--9.1%
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,810,000	1,801,348
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	982,440
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.00	7/1/21	1,250,000	1,281,238
Capital Projects Finance
Authority, Revenue (Capital

Projects Loan Program-AAAE
Airport Projects) (Insured;
MBIA, Inc.)	5.25	6/1/14	1,485,000	1,549,687
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA, Inc.)	5.50	10/1/17	2,520,000	2,613,442
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000	1,772,000
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,512,915
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,635,664
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,002,400
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,027,040
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,502,265
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 a	2,761,150
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	9,480,000	9,049,608
Lee County Housing Finance

Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	100,000	101,448
Manatee County Housing Finance
Authority, SFMR
(Collateralized; GNMA)	5.85	11/1/33	1,120,000	1,096,749
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000	1,173,449
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,755,163
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
FSA)	5.70	7/1/21	400,000	402,412
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,196,103
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,784,506
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	948,000	948,521
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	206,970
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000 d	998,330
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000 d	456,300
Port Saint Lucie,

Utility System Revenue
(Insured; MBIA, Inc.)	0.00	9/1/33	4,000,000 d	930,320
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,680,000	1,684,250
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/21	1,095,000	1,102,391
Village Center Community
Development District, Utility
Revenue (Insured; MBIA, Inc.)	5.25	10/1/23	1,000,000	1,041,570
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,830,392
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA, Inc.)	5.00	4/1/20	1,585,000	1,620,282
Georgia--1.7%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured;
AMBAC)	5.75	9/1/10	4,250,000 a	4,625,530
Georgia	5.25	7/1/10	5,000,000 a	5,279,250
Illinois--4.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,700,000	1,726,826
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,395,600
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	67,000	67,088

Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	171,912
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	6/1/12	7,500,000 b,c	7,502,363
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA, Inc.)	5.50	6/15/23	5,000,000	5,281,350
Kansas--1.3%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,500,000	2,447,000
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,120,480
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,180,720
Kentucky--2.2%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,221,270
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,878,220
Louisiana--1.1%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,340,000	1,382,384
Louisiana Local Government
Environmental Facilities and

Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	4,879,400
Maryland--1.3%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water
Technologies Baltimore LLC
Projects)	6.45	12/1/16	2,100,000	2,122,701
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins University Issue)	5.25	7/1/38	5,000,000 e	5,187,650
Massachusetts--2.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	10,413,392
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,454,606
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA, Inc.)	5.75	6/15/10	3,000,000 a	3,193,410
Michigan--5.5%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,950,100
Michigan Building Authority,
Revenue (Residual Certificates)	5.50	10/15/17	10,000,000 b,c	10,618,100
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,525,000	7,232,052

Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/12	2,640,000 a	2,956,826
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	522,703
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,016,500
Minnesota--1.8%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 a	2,146,440
Minnesota Housing Finance Agency,
SFMR	5.95	1/1/17	405,000	410,597
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	3,000,000	2,983,260
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	4,855,000	4,793,487
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,620,000	1,679,616
Missouri--1.2%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,314,662
Missouri Health and Educational
Facilities Authority, Health

Facilities Revenue (Saint
Anthony's Medical Center)	6.13	12/1/10	4,000,000 a	4,370,760
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	95,000	96,293
New Jersey--5.5%
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	10,000,000	10,179,200
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.50	1/1/10	6,000,000 a	6,286,200
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	6.00	1/1/11	8,995,000	9,617,094
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 a	6,025,204
New Mexico--1.1%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,432,932
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,145,350
New York--5.9%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	9,690,000 b,c	10,384,143
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	3,555,000	3,341,202
New York City Industrial

Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	2,640,150
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 a	3,331,707
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA,
Inc.)	6.00	7/1/17	3,500,000	4,071,865
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	4,881,350
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,411,164
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,961,175
North Carolina--3.8%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,875,690
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,207,150
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	997,650
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,

Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,531,860
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	9,200,000	9,334,780
Ohio--5.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	16,000,000	14,278,240
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,129,570
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,416,220
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 d	5,912,702
Oklahoma--1.3%
McGee Creek Authority,
Water Revenue (Insured; MBIA,
Inc.)	6.00	1/1/13	6,880,000	7,333,117
Oregon--.6%
Portland,
Sewer System Revenue (Insured;
FGIC)	5.75	8/1/10	3,500,000 a	3,736,985
Pennsylvania--3.2%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,313,650

Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	5,000,000	4,339,300
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/28	9,375,000	10,037,719
South Carolina--2.1%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	10,900,000 a,b,c	12,120,800
Tennessee--2.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	7,455,000	6,923,682
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000	6,819,520
Texas--8.3%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	3,000,000	1,355,880
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.00	1/1/11	5,000,000 a	5,443,250
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	4,000,000	3,962,520
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,857,090
Brazos River Harbor Navigation

District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,600,000	2,212,782
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,007,860
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/32	5,250,000 e	5,257,140
North Texas Tollway Authority,
System, First Tier Revenue	5.63	1/1/33	5,000,000	4,976,700
North Texas Tollway Authority,
System, First Tier Revenue	5.75	1/1/40	11,850,000	11,874,885
North Texas Tollway Authority
System, Second Tier Revenue	5.75	1/1/38	5,510,000	5,320,401
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,601,290
Washington--2.2%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA, Inc.)	7.13	7/1/16	10,425,000	12,719,438
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	3,262,805
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 a	2,642,081
Wisconsin--4.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,140,000	4,073,760

Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	13,694,163
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,601,035
U.S. Related--2.9%
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.25	7/1/13	6,000,000	6,200,280
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.65	7/1/15	4,000,000	4,399,520
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/27	6,100,000	6,292,455
Total Long-Term Municipal Investments
(cost $604,883,614)				608,195,974
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)
Georgia--1.0%
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Rabobank Nederland)	10.00	8/5/08	5,500,000	5,500,000
Ohio--.1%
Clark County,
Health Care Facilities Revenue
(The Ohio Masonic Home
Project) (Insured; AMBAC and
Liquidity Facility; Key Bank)	8.00	8/7/08	720,000 f	720,000
Total Short-Term Municipal Investments
(cost $6,220,000)				6,220,000
Total Investments (cost $611,103,614)			105.1%	614,415,974
Liabilities, Less Cash and Receivables			(5.1%)	(29,870,653)
Net Assets			100.0%	584,545,321

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $73,494,928 or 12.6% of net assets.

c	Collateral for floating rate borrowings.

d	Security issued with a zero coupon. Income is recognized through the accretion of discount.

e	Purchased on a delayed delivery basis.

f	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

A July 31, 2008, the aggregate cost of investment securities for income tax purposes was $611,103,614. Net unrealized appreciation on investments was $3,312,360 of which $19,208,163 related to appreciated investment securities and $15,895,803 related to depreciated investment securities

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	614,415,974		0

Level 3 - Significant Unobservable Inputs	0		0

Total	614,415,974		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

3

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

By:	/s/ J. David Officer J. David Officer President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer J. David Officer President

Date: By:	September 25, 2008 /s/ James Windels James Windels Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

4